Accounts Receivable, Net	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Accounts Receivable, Net

3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of July 31,
	2024	2025
Accounts receivable	$412,359	$300,871
Less: Allowance for credit loss	(125,035)	(133,718)
Accounts receivable, net	$287,324	$167,153

Movement of allowance for credit loss was as follows:

	For the years ended July 31,
	2024	2025
Balance at beginning of the year	$107,013	$125,035
Additions	19,494	-
Reversal	-	(861)
Foreign exchange differences	(1,472)	9,544
Balance at end of the year	$125,035	$133,718

The allowance of credit loss was US$19,494 and the reversal of credit loss was US$861 for the years ended July 31, 2024 and 2025, respectively.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)